Convertible Note (Details) - USD ($)		6 Months Ended		12 Months Ended
	Oct. 28, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024
Convertible Note [Line Items]
Aggregate original principal amount	$ 5,000,000	$ 5,000,000
Percentage of equal common shares	180.00%
Percentage of conversion price	70.00%
Number of trading days	15 days
Percentage of accrues interest	2.75%
Issuance of fair value		3,112,549
Fair value of warrants		1,608,314
Change in fair value of convertible notes		(2,747,451)
Fair value of note		5,860,000
Freestanding Warrant [Member]
Convertible Note [Line Items]
Fair value of warrants		$ 1,887,451
Convertible Note [Member]
Convertible Note [Line Items]
Matures period	11 months